Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
REVENUE
Sales	$ 9,000	$ 0	$ 9,000	$ 0	$ 0	$ 0	$ 0	$ 9,000
EXPENSES
Research and development	219,395	143,374	430,129	404,096	682,149	4,227,758	14,896,299	15,326,428
General and administrative	349,548	87,875	670,145	134,396	545,227	438,532	2,047,962	2,718,107
TOTAL EXPENSES	568,943	231,249	1,100,274	538,492	1,227,376	4,666,290	16,944,261	18,044,535
OTHER INCOME
Change in value of derivative liability	1,800	5,400	1,800	5,400	16,200	32,400	71,800	73,600
Interest and dividends	0	179	0	179	0	88	18,794	18,794
Income tax benefit	0	0	0	0	147,997	242,016	626,887	626,887
TOTAL OTHER INCOME	1,800	5,579	1,800	5,579	164,197	274,504	717,481	719,281
NET LOSS	(558,143)	(225,670)	(1,089,474)	(532,913)	(1,063,179)	(4,391,786)	(16,226,780)	(17,316,254)
Net loss attributable to noncontrolling interest in consolidated subsidiary	(34)	(79,700)	(86)	(197,568)	(198,318)	(1,466,815)	(2,274,310)	(2,274,396)
NET LOSS ATTRIBUTABLE TO STOCKHOLDERS	$ (558,109)	$ (145,970)	$ (1,089,388)	$ (335,345)	$ (864,861)	$ (2,924,971)	$ (13,952,470)	$ (15,041,858)
LOSS PER COMMON SHARE - BASIC AND DILUTED:
Net Loss Attributable to Common Stockholders (in dollars per share)	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.02)
Weighted Average Shares (in shares)	15,685,418	14,068,008	15,372,381	14,011,638